Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interest And Finance Costs
Interest expense (Note 5)	$ 9,764	$ 9,531
Amortization of deferred financing fees	1,047	1,162
Other	230	138
Total	$ 11,041	$ 10,831